FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Fair Values of Financial Instruments
The estimated fair values of First Financial’s financial instruments were as follows:

	2011		2010
(Dollars in thousands)	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and short-term investments	$525,051	$525,051	$282,933	$282,933
Investment securities held-to-maturity	2,664	2,893	17,406	18,066
Investment securities available-for-sale	1,441,846	1,441,846	919,110	919,110
Other investments	71,492	71,492	78,689	78,689
Loans held for sale	24,834	24,834	29,292	29,292
Loans, excluding covered loans	2,915,871	2,910,825	2,758,858	2,720,080
Covered loans	1,010,409	1,042,752	1,465,000	1,477,631
FDIC indemnification asset	173,009	151,114	222,648	212,431
Accrued interest receivable	12,732	12,732	14,063	14,063
Derivative financial instruments	0	0	262	262

Financial liabilities
Deposits
Noninterest-bearing	$946,180	$946,180	$705,484	$705,484
Interest-bearing demand	1,317,339	1,317,339	1,111,877	1,111,877
Savings	1,724,659	1,724,659	1,534,045	1,534,045
Time	1,654,662	1,664,457	1,794,843	1,818,237
Total deposits	5,642,840	5,652,635	5,146,249	5,169,643
Short-term borrowings	99,431	99,431	59,842	59,842
Long-term debt	76,544	81,168	128,880	125,825
Other long-term debt	0	0	20,620	20,620
Accrued interest payable	3,663	3,663	5,516	5,516
Derivative financial instruments	3,557	3,557	3,223	3,223

Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes the financial assets and liabilities measured at fair value on a recurring basis at December 31, 2011:

	Fair Value Measurements Using			Netting	Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	Adjustments (1)	at Fair Value
Assets
Derivatives	$0	$24,566	$0	$(24,566)	$0
Available-for-sale investment securities	141	1,441,705	0	0	1,441,846
Total	$141	$1,466,271	$0	$(24,566)	$1,441,846

Liabilities
Derivatives	$0	$28,123	$0	$(24,566)	$3,557

(1)
Amounts represent the impact of legally enforceable master netting arrangements that allow First Financial to settle positive and negative positions and also cash collateral held with the same counterparties.

Summary of Financial Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis
The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis at December 31, 2011:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3	Year-to-date Gains/(Losses)
Assets
Loans held for sale	$0	$24,834	$0	$0
Impaired loans (1)	0	20,017	262	0

(1) Amounts represent the fair value of collateral for impaired loans allocated to the allowance for loan and lease losses.  Fair values are determined using actual market prices (Level 1), independent third party valuations, discounted as appropriate (Level 2), and borrower records discounted as appropriate (Level 3).